Commitments (Tables)	6 Months Ended
Jun. 30, 2021
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Details of commitments

As of June 30, 2021	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
License agreements	18,345	1,530	3,060	3,060	10,695
Manufacturing agreements	947	930	18	—	—
Clinical & R&D agreements	288	234	54	—	—
Construction agreements	1,687	1,687	—	—	—
IT licensing agreements	1,335	445	890	—	—
Other agreements	6,839	6,839	—	—	—

Total commitments	29,442	11,665	4,022	3,060	10,695